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MassMutual Mid Cap Growth Fund
MassMutual Mid Cap Growth Fund
MASSMUTUAL SELECT FUNDS
MassMutual Mid Cap Growth Fund
(the “Fund”)
Supplement dated March 31, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective March 31, 2022, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 88 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Mid Cap Growth Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses		0.02%	0.12%	0.22%	0.32%	0.32%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.65%	0.75%	0.85%	0.95%	1.20%	1.10%	1.35%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through January 31, 2024. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	66	214	380	862
Class R5	77	246	435	981
Service Class	87	278	489	1,099
Administrative Class	97	309	543	1,216
Class A	666	916	1,190	1,970
Class R4	112	356	624	1,389
Class R3	137	434	757	1,672

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE